Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (A)	122	$ 64,387
General Dynamics Corp.	3,604	1,381,845
Howmet Aerospace, Inc.	1,649	465,447
Northrop Grumman Corp.	787	426,932
Rocket Lab Corp. (A)	495	32,150
RTX Corp.	8,669	1,865,742
		4,236,503
Air Freight & Logistics - 0.0% *
Expeditors International of Washington, Inc.	291	48,856
Automobiles - 0.9%
General Motors Co.	8,605	764,641
Tesla, Inc. (A)	2,629	818,171
		1,582,812
Banks - 4.9%
Bank of America Corp.	47,060	2,915,367
Citigroup, Inc.	5,412	716,819
JPMorgan Chase & Co.	12,557	4,417,427
U.S. Bancorp	11,971	754,293
		8,803,906
Beverages - 1.3%
Coca-Cola Co.	27,171	2,379,908
Biotechnology - 2.2%
AbbVie, Inc.	7,006	1,758,086
Amgen, Inc.	2,036	784,186
Gilead Sciences, Inc.	4,370	569,018
Vertex Pharmaceuticals, Inc. (A)	1,705	813,455
		3,924,745
Broadline Retail - 3.0%
Amazon.com, Inc. (A)	17,837	4,844,172
eBay, Inc.	5,253	598,895
		5,443,067
Building Products - 0.9%
Carrier Global Corp.	3,698	228,574
Johnson Controls International PLC	2,658	389,822
Trane Technologies PLC	2,393	1,088,695
		1,707,091
Capital Markets - 2.9%
Ameriprise Financial, Inc.	61	33,296
Bank of New York Mellon Corp.	4,332	677,222
Blackrock, Inc.	1,093	1,191,796
Cboe Global Markets, Inc.	496	153,874
CME Group, Inc.	1,404	375,977
Goldman Sachs Group, Inc.	784	798,410
Intercontinental Exchange, Inc.	292	44,524
Moody's Corp.	217	103,809
Morgan Stanley	3,823	804,436
S&P Global, Inc.	2,167	892,652
T. Rowe Price Group, Inc.	537	60,010
		5,136,006
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.4%
Ecolab, Inc.	2,826	$ 784,582
Linde PLC	3,349	1,602,095
PPG Industries, Inc.	1,218	134,613
		2,521,290
Communications Equipment - 1.6%
Arista Networks, Inc. (A)	4,715	850,350
Ciena Corp. (A)	350	131,968
Cisco Systems, Inc.	16,452	1,908,267
Lumentum Holdings, Inc. (A)	15	10,709
		2,901,294
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	153	264,642
Quanta Services, Inc.	310	206,882
		471,524
Construction Materials - 0.3%
CRH PLC	6,350	603,314
Consumer Finance - 1.0%
American Express Co.	3,575	1,202,094
Capital One Financial Corp.	2,630	549,696
		1,751,790
Consumer Staples Distribution & Retail - 0.3%
Target Corp.	3,311	478,406
Containers & Packaging - 0.1%
International Paper Co.	3,645	148,825
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	52,563	1,222,090
Verizon Communications, Inc.	41,731	1,953,428
		3,175,518
Electric Utilities - 1.8%
Duke Energy Corp.	9,511	1,192,965
NextEra Energy, Inc.	15,113	1,313,622
PG&E Corp.	1,325	23,028
Southern Co.	8,246	779,577
		3,309,192
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,059	854,897
GE Vernova, Inc.	1,075	1,064,561
Rockwell Automation, Inc.	35	16,803
		1,936,261
Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	2,702	373,551
Keysight Technologies, Inc. (A)	825	263,241
TE Connectivity PLC	607	124,854
		761,646
Energy Equipment & Services - 0.5%
Baker Hughes Co.	8,452	511,262
SLB Ltd.	6,109	302,945
		814,207
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.0%
Electronic Arts, Inc.	8,600	$ 1,804,796
Financial Services - 3.3%
Apollo Global Management, Inc.	1,712	215,010
Mastercard, Inc., Class A	3,778	2,165,172
PayPal Holdings, Inc.	3,575	204,526
Visa, Inc., Class A	9,224	3,377,183
		5,961,891
Ground Transportation - 1.2%
Old Dominion Freight Line, Inc.	135	28,639
Uber Technologies, Inc. (A)	11,136	783,529
Union Pacific Corp.	4,392	1,283,035
		2,095,203
Health Care Equipment & Supplies - 0.7%
Becton Dickinson & Co.	454	75,191
Edwards Lifesciences Corp. (A)	2,964	255,112
IDEXX Laboratories, Inc. (A)	369	206,297
ResMed, Inc.	649	136,926
Stryker Corp.	1,736	565,415
		1,238,941
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	1,691	388,981
Cigna Group	1,622	452,619
Elevance Health, Inc.	2,307	867,063
Humana, Inc.	410	149,182
McKesson Corp.	353	302,235
		2,160,080
Health Care REITs - 0.3%
Welltower, Inc.	2,071	485,525
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A (A)	2,295	467,675
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	4,203	810,759
Chipotle Mexican Grill, Inc. (A)	9,470	352,473
Darden Restaurants, Inc.	355	72,271
Hilton Worldwide Holdings, Inc.	1,670	535,218
Las Vegas Sands Corp.	5,636	275,544
Starbucks Corp.	8,256	868,944
		2,915,209
Household Durables - 0.4%
D.R. Horton, Inc.	3,210	459,223
NVR, Inc. (A)	24	147,529
PulteGroup, Inc.	233	29,467
		636,219
Household Products - 1.8%
Church & Dwight Co., Inc.	93	9,189
Colgate-Palmolive Co.	3,026	276,274
Kimberly-Clark Corp.	3,586	391,986
Procter & Gamble Co.	17,846	2,578,568
		3,256,017
	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.2%
3M Co.	1,721	$ 303,378
Industrial REITs - 0.5%
Prologis, Inc.	6,482	937,362
Insurance - 1.2%
Chubb Ltd.	2,562	898,442
Hartford Insurance Group, Inc.	3,636	515,985
Marsh & McLennan Cos., Inc.	499	94,655
Progressive Corp.	3,168	669,779
		2,178,861
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A	14,212	5,061,320
Alphabet, Inc., Class C	10,039	3,580,409
Meta Platforms, Inc., Class A	3,879	2,159,478
		10,801,207
IT Services - 0.9%
Accenture PLC, Class A	4,211	698,689
International Business Machines Corp.	4,034	902,204
		1,600,893
Leisure Products - 0.1%
YETI Holdings, Inc. (A)	2,557	125,140
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	517	71,537
Danaher Corp.	4,644	905,487
IQVIA Holdings, Inc. (A)	316	74,266
Waters Corp. (A)	386	145,642
		1,196,932
Machinery - 2.0%
Caterpillar, Inc.	1,970	1,605,175
Cummins, Inc.	1,839	1,166,294
Deere & Co.	439	260,182
PACCAR, Inc.	829	109,992
Parker-Hannifin Corp.	494	482,406
Xylem, Inc.	75	8,773
		3,632,822
Metals & Mining - 0.6%
Newmont Corp.	8,913	835,237
Nucor Corp.	1,201	309,006
		1,144,243
Multi-Utilities - 0.3%
Consolidated Edison, Inc.	147	16,001
Public Service Enterprise Group, Inc.	4,142	317,608
Sempra	2,063	182,679
		516,288
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	18,554	2,235,386
Devon Energy Corp.	1,369	61,783
EOG Resources, Inc.	5,567	827,757
Kinder Morgan, Inc.	15,376	494,800
Marathon Petroleum Corp.	1,190	376,599
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	2,660	$ 151,806
Phillips 66	256	54,190
Targa Resources Corp.	106	28,659
Texas Pacific Land Corp.	280	112,723
Valero Energy Corp.	1,952	610,781
Williams Cos., Inc.	10,742	768,483
		5,722,967
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	7,177	627,557
Personal Care Products - 0.0% *
Estee Lauder Cos., Inc., Class A	78	6,544
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	7,499	489,760
Eli Lilly & Co.	3,191	3,665,948
Merck & Co., Inc.	12,940	1,684,788
Pfizer, Inc.	31,987	799,995
Zoetis, Inc.	747	57,736
		6,698,227
Professional Services - 0.9%
Automatic Data Processing, Inc.	6,335	1,688,024
Broadridge Financial Solutions, Inc.	96	14,779
		1,702,803
Semiconductors & Semiconductor Equipment - 18.2%
Advanced Micro Devices, Inc. (A)	4,972	2,367,418
Analog Devices, Inc.	1,444	530,540
Applied Materials, Inc.	2,907	1,475,797
Broadcom, Inc.	14,741	5,738,376
First Solar, Inc. (A)	197	41,573
Intel Corp. (A)	14,553	1,312,681
KLA Corp.	4,327	791,062
Lam Research Corp.	4,706	1,378,952
Marvell Technology, Inc.	3,009	564,368
Micron Technology, Inc.	3,374	2,776,903
Monolithic Power Systems, Inc.	52	74,153
NVIDIA Corp.	70,747	14,202,460
NXP Semiconductors NV	711	162,933
QUALCOMM, Inc.	3,469	512,059
Texas Instruments, Inc.	2,790	769,315
		32,698,590
Software - 10.0%
Adobe, Inc. (A)	3,094	774,769
Autodesk, Inc. (A)	1,017	238,181
Cadence Design Systems, Inc. (A)	1,492	507,310
Datadog, Inc., Class A (A)	939	251,624
Fortinet, Inc. (A)	2,529	409,572
Intuit, Inc.	1,697	536,371
Microsoft Corp.	24,795	11,522,732
Oracle Corp.	6,122	795,064
Palo Alto Networks, Inc. (A)	3,130	1,038,628
Salesforce, Inc.	5,050	929,301
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (A)	4,812	$ 535,239
Synopsys, Inc. (A)	962	373,987
Workday, Inc., Class A (A)	427	68,465
		17,981,243
Specialized REITs - 0.1%
Digital Realty Trust, Inc.	684	128,948
Specialty Retail - 2.0%
Best Buy Co., Inc.	1,645	141,898
Home Depot, Inc.	6,834	2,268,614
Lowe's Cos., Inc.	3,467	720,477
O'Reilly Automotive, Inc. (A)	1,257	112,313
Tractor Supply Co.	1,401	43,109
Williams-Sonoma, Inc.	1,630	372,716
		3,659,127
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	29,610	9,146,825
Dell Technologies, Inc., Class C	1,155	468,202
Hewlett Packard Enterprise Co.	6,874	329,265
NetApp, Inc.	750	133,875
Sandisk Corp. (A)	177	215,025
Seagate Technology Holdings PLC	703	601,859
Western Digital Corp.	1,385	754,604
		11,649,655
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	2,519	244,041
Lululemon Athletica, Inc. (A)	607	72,154
Ralph Lauren Corp.	563	214,131
Tapestry, Inc.	610	92,946
		623,272
Tobacco - 0.3%
Philip Morris International, Inc.	2,888	551,088
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	117	126,274
WW Grainger, Inc.	183	252,946
		379,220
Total Common Stocks (Cost $118,939,216)		178,024,084
EXCHANGE-TRADED FUND - 0.7%
U.S. Equity Fund - 0.7%
State Street SPDR S&P 500 ETF Trust (B)	1,626	1,214,671
Total Exchange-Traded Fund (Cost $1,174,048)		1,214,671
Total Investments (Cost $120,113,264)		179,238,755
Net Other Assets (Liabilities) - 0.2%		417,056
Net Assets - 100.0%		$ 179,655,811
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$178,024,084	$—	$—	$178,024,084
Exchange-Traded Fund	1,214,671	—	—	1,214,671
Total Investments	$179,238,755	$—	$—	$179,238,755
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Core ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds